Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2024	2023
Income before income taxes	$60,035	$85,963
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
	$44,736	$60,764
Tax rate	23.00%	23.00%
Expected expense	$10,289	$13,976
Adjustments related to:
Stock-based compensation	1,241	1,092
Foreign tax rate differential	2,463	2,164
Tax on equity earnings in affiliates and joint ventures	3,519	5,794
Other	(1,562)	(204)
Total income tax expense	$15,950	$22,822

Current income tax expense	$(3,280)	$6,841
Deferred income tax expense	19,230	15,981
Total income tax expense	$15,950	$22,822
The deferred tax assets and liabilities are summarized below:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Non-capital and net capital loss carryforwards	$13,740	$26,713
Finance lease obligations	26,541	23,116
Accrued liabilities	5,721	3,211
Operating lease obligations	3,116	6,161
Stock-based compensation	5,542	4,913
Contingent obligations	17,200	1,229
Acquisition costs	1,470	1,858
Other	7,051	5,611
	$80,381	$72,812

Deferred tax liabilities:
Contract assets	$602	$5,693
Property, plant and equipment	179,581	168,813
Investments in affiliates and joint ventures	12,387	2,266
Operating lease right-of-use assets	3,002	2,827
Deferred financing costs	1,114	1,355
Other	9,073	682
	$205,759	$181,636

Net deferred income tax liability	$125,378	$108,824
Classified as:

	December 31, 2024	December 31, 2023
Deferred tax asset	$—	$—
Deferred tax liability	(125,378)	(108,824)
	$(125,378)	$(108,824)
The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction, multiple Canadian provincial jurisdictions, the U.S. federal jurisdiction, three U.S state jurisdictions and the Australia federal jurisdiction.
At December 31, 2024, the Company has non-capital loss carryforwards of $63,213, which expire as follows:

December 31, 2024
2026	$3
2027	278
2032	175
2033	9,095
2037	5
2039	29
2040	406
2041	3,569
2042	3,576
2043	3,398
2044	2,731
No expiry	39,948
$63,213
Of the non-capital loss carryforwards above, $39,948 are in the US jurisdiction with no expiry and the rest are in the Canadian jurisdiction with the expiries listed above.